Employee Benefit Plan, Fair Value and NAV (Details) - EBP 001 - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments		$ 211,929,839	$ 305,194,912
EBP, Investment, Fair Value		1,034,474,170	938,941,205
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments		211,929,839	305,194,912
EBP, Investment, Fair Value		211,929,839	305,194,912
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments		162,374,147	255,049,952
Mutual funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments		162,374,147	255,049,952
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1]	33,233,712	28,408,821
Common stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[1]	33,233,712	28,408,821
Money market
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[2]	16,321,980	21,736,139
Money market | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[2]	16,321,980	21,736,139
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[3],[4],[5]	822,544,331	633,746,293
Common collective trusts | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments	[4]	$ 0	$ 0

[1]	Represents Travel + Leisure Co. common stock, an exempt party-in-interest.
[2]	Primarily represents an investment in Fidelity Investments Money Market Government Portfolio in 2025 and in BlackRock FedFund in 2024.
[3]	Certain plan level contributions or redemptions may be subject to fees or levies.
[4]	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.
[5]	Investments are valued at fair value using the net asset value per share practical expedient.